Accounts Receivable-Third Parties - Movements on the Allowance for Doubtful Accounts Receivable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable
As at January 1		$ 41,000	$ 258,000	$ 2,720,000
Increase in allowance for doubtful accounts	$ 1,322,000	16,000	21,000	242,000
Decrease in allowance due to subsequent collection		(41,000)	(223,000)
Write-off			(1,000)	(2,874,000)
Exchange difference			(14,000)	170,000
As at December 31		$ 16,000	$ 41,000	$ 258,000